Note 1 - Description of Business	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Description of Business

We are a designer and manufacturer of solar power systems and solar panels with integrated microinverters (which we call AC solar panels). We design, market and sell these solar power systems to solar installers and do-it-yourself customers in the United States, Canada, the Caribbean and South America through distribution partnerships, our dealer network and retail outlets. Our products are designed for use in solar power systems for residential and commercial rooftop customers. Prior to September 2010, we were also in the solar power installation business.

We were incorporated in February 2001 as Akeena Solar, Inc. in the State of California and elected at that time to be taxed as an S corporation. During June 2006, we reincorporated in the State of Delaware and became a C corporation. On August 11, 2006, we entered into a reverse merger transaction with Fairview Energy Corporation, Inc. (“Fairview”). Pursuant to the Merger, the stockholders of the Company received one share of Fairview common stock for each issued and outstanding share of The Company’s common stock. The Company’s common shares were also adjusted from $0.01 par value to $0.001 par value at the time of the Merger. On May 17, 2010, we entered into an exclusive worldwide license agreement with Westinghouse, Inc, which permitted us to manufacture, distribute and market solar panels under the Westinghouse name and in connection therewith, on April 6, 2011, we changed our name to Westinghouse Solar, Inc. On August 23, 2013, the license agreement with Westinghouse, Inc. was terminated and on September 19, 2013, we changed our name to our current name, Andalay Solar, Inc.

In September 2007, we introduced our “plug and play” solar panel technology (under the brand name “Andalay”), which we believe significantly reduces the installation time and costs, and provides superior reliability and aesthetics, when compared to other solar panel mounting products and technology. Our panel technology offers the following features: (i) mounts closer to the roof with less space in between panels; (ii) no unsightly racks underneath or beside panels; (iii) built-in wiring connections; (iv) approximately 70% fewer roof-assembled parts and approximately 50% less roof-top labor required; (v) approximately 25% fewer roof attachment points; (vi) complete compliance with the National Electric Code and UL wiring and grounding requirements. We have five U.S. patents (Patent No. 7,406,800, Patent No. 7,832,157, Patent No. 7,866,098, Patent No. 7,987,614 and Patent No. 8,505,248) that cover key aspects of our Andalay solar panel technology, as well as U.S. Trademark No. 3481373 for registration of the mark “Andalay.” In addition to these U.S. patents, we have 7 foreign patents. Currently, we have 12 issued patents and 15 other pending U.S. and foreign patent applications that cover the Andalay technology working their way through the USPTO and foreign patent offices.

In February 2009, we announced a strategic relationship with Enphase, a leading manufacturer of microinverters, to develop and market solar panel systems with ordinary AC house current output instead of high voltage DC output. We introduced Andalay AC panel products and began offering them to our customers in the second quarter of 2009. Andalay AC panels cost less to install, are safer, and generally provide higher energy output than ordinary DC panels. Andalay AC panels deliver 5-25% more energy compared to ordinary panels, produce safe household AC power, and have built-in panel level monitoring, racking, wiring, grounding and microinverters. With 80% fewer parts and 5 – 25% better performance than ordinary DC panels, we believe Andalay AC panels are an ideal solution for solar installers and do-it-yourself customers.

On May 7, 2012, we announced the execution of an agreement and plan of merger with CBD Energy Limited, an Australian corporation (CBD), which contemplated a merger in which CBD would become our parent company. The targeted completion of the merger was repeatedly delayed and on July 18, 2013 we terminated the merger. During such merger delays, our supply relationships have been disrupted, leading to a significant decline in our revenue and the implementation of significant cost reductions, including the lay-off of employees during the time we pursued the merger. We are now committed to focus our attention on rebuilding our core business, expanding our current product offering and exploring strategic opportunities.

Our Corporate headquarters is located at 2071 Ringwood Ave. Unit C, San Jose, CA 95131. Our telephone number is (408) 402-9400. Additional information about Andalay Solar is available on our website at http://www.Andalaysolar.com. The information on our web site is not incorporated herein by reference.

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Discontinued Operations

See Note 3 for a detailed discussion of our Discontinued Operations.

Concentration of Risk in Customer and Supplier Relationships

See Note 18 for a detailed discussion of our concentration of risk in customer and supplier relationships.